BONDS PAYABLE AND ACCRUED INTEREST	6 Months Ended
Jun. 30, 2017
BONDS PAYABLE AND ACCRUED INTEREST [Abstract]
BONDS PAYABLE AND ACCRUED INTEREST
20.	BONDS PAYABLE AND ACCRUED INTEREST

On January 29, 2013, Jiangxi Jinko issued a six-year bond with an aggregate principal amount of RMB800,000,000 which bears a fixed annual interest rate of 8.99% and will mature on  January 28, 2019. At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require Jiangxi Jinko to repurchase all or part of their bond, at such time. The bond is recorded on amortized cost basis with the interest rate of 8.99%.

Bonds payable are all issued at face value, unsecured from the issuance date.

The Company has repurchased the bond with the face value of RMB800,000,000 and settled all the interests in the year ended December 31, 2016.